Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are assets not measured at amortized cost or fair value through other comprehensive income. Assets in this category are classified as current assets if they are expected to be settled within 12 months; otherwise, they are classified as noncurrent.

Financial assets measured at fair value through profit or loss are initially recognized at fair value, and related transaction costs are expensed to profit or loss. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Financial assets at fair value through profit or loss are subsequently recorded at fair value. Gains or losses arising from changes in the fair value of financial assets at fair value through profit or loss are presented in the condensed consolidated statements of profit or loss under “financial income (expenses), net.”

The Company’s financial assets at fair value through profit or loss represent a portfolio of debt and equity marketable securities and are presented as “short-term investments” in the condensed consolidated statements of financial position. For further information, see Note 5.